Stock-Based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2011
Stock-Based Compensation Plans
Stock Option Plans, Weighted-Average Assumptions

	Year ended March 31
	2009	2010	2011
Expected volatility	32.73%	40.06%	40.51%
Expected dividends yield	2.28%	3.25%	1.73%
Expected lives (in years)	6	6	6
Risk-free interest rate	1.43%	1.01%	0.76%

Activity Related To Stock Option Plans (A-Plan)

	Outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life (years)
Outstanding as of March 31, 2008	9,000,800	¥1,891	4.1
Granted	2,088,000	1,460
Exercised	(21,500)	1,336
Repurchased	—	—
Forfeited	(6,000)	2,045
Expired	—	—

Outstanding as of March 31, 2009	11,061,300	1,645	3.7
Granted	2,585,000	767
Exercised	—	—
Repurchased	—	—
Forfeited	(43,500)	1,457
Expired	(1,166,000)	1,600

Outstanding as of March 31, 2010	12,436,800	1,371	3.8
Granted	2,870,000	487
Exercised	—	—
Repurchased	—	—
Forfeited	(262,000)	1,290
Expired	(1,227,000)	1,332

Outstanding as of March 31, 2011	13,817,800	¥1,176	3.9

Stock Option Plans, Distribution

	Stock options outstanding			Stock options exercisable
Exercise prices	Stock options outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life (years)	Stock options exercisable (number of shares)	Weighted-average exercise price
¥1,940	1,948,000	¥1,940	3.3	1,948,000	¥1,940
¥1,793	1,760,000	¥1,793	2.3	1,760,000	¥1,793
¥1,333	2,026,000	¥1,333	4.4	2,026,000	¥1,333
¥1,311	1,224,000	¥1,311	0.2	1,224,000	¥1,311
¥1,152	1,488,800	¥1,152	1.3	1,488,800	¥1,152
¥ 757	2,516,000	¥757	5.4	—	¥—
¥ 487	2,855,000	¥487	6.6	—	¥—

Total	13,817,800	¥1,176	3.9	8,446,800	¥1,534

Activity Related To Stock Option Plans (B-Plan)

	Outstanding (number of shares)	Weighted-average grant date fair value per share
Outstanding as of March 31, 2008	12,664,500	¥2,260
Granted	8,223,900	1,560
Exercised	(2,779,700)	2,248
Repurchased	—	—
Forfeited	(561,600)	1,958
Expired	—	—

Outstanding as of March 31, 2009	17,547,100	1,944
Granted	12,524,300	618
Exercised	(6,122,900)	2,283
Repurchased	—	—
Forfeited	(2,333,400)	726
Expired	—	—

Outstanding as of March 31, 2010	21,615,100	1,211
Granted	59,187,700	638
Exercised	(6,870,600)	1,651
Repurchased	—	—
Forfeited	(4,145,200)	634
Expired	—	—

Outstanding as of March 31, 2011	69,787,000	¥716